Leases-Group as Lessee	6 Months Ended
Jun. 30, 2022
Presentation of leases for lessee [abstract]
Leases-Group as Lessee
20. LEASES—GROUP AS LESSEE
The Group leases various offices and facilities. The lease terms are between
1-10
years.

Right-of-use assets
Net Carrying Amount
December 31, 2021	$27,746
June 30, 2022	24,103
Depreciation expense for the period ended
June 30, 2021	$2,342
June 30, 2022	2,792
During the six months ended June 30, 2022, additions to right of use assets amounted to $13,546.

	SIX MONTHS ENDED
AMOUNTS RECOGNIZED IN PROFIT AND LOSS	JUNE 30, 2021	JUNE 30, 2022
Depreciation expense of right-of-use-assets	$2,342	$2,792
Interest expense on lease liabilities	1,001	1,640

	$3,343	$4,432
At June 30, 2022 the Group is not committed to any material short-term leases.
Variable lease payment terms are deemed an insignificant portion of the overall liability on June 30, 2022.
The total cash outflows for leases in the
six
 months
ended
June 30, 2022, and 2021 amount to $2,976 and $2,258 respectively